Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

18. Commitments and contingencies

Commitments

Mineral interests

The following table summarizes the Company’s commitments to make per unit cash payments for metal to which it has the contractual right pursuant to the metal purchase and sale agreement:

Attributable
Mineral interest	Commodity	Inception date		volume purchased	Per unit cash payment	Term
Cerro Lindo	Silver	Dec. 20, 2016		65%[1]	10% of monthly average	Life of mine
Altan Tsagaan Ovoo	Gold	Aug. 11, 2017		25%[2]	17% of spot	Life of mine
Altan Tsagaan Ovoo	Silver	Aug. 11, 2017		50%[3]	17% of spot	Life of mine
Pumpkin Hollow	Gold	Dec. 21, 2017		97.5%[4]	5% of spot	Life of mine
Pumpkin Hollow	Silver	Dec. 21, 2017		97.5%[4]	5% of spot	Life of mine
Gunnison	Copper	Oct. 30, 2018		16.5%[5]	25% of spot	Life of mine
Buriticá	Silver	Mar. 15, 2019		100%[6]	5% of spot	Life of mine
RBPlat	Gold	Jan. 23, 2020		70%[7]	5% of spot	Life of mine
Northparkes	Gold	Jul. 10, 2020		54%[8]	10% of spot	Life of mine
Northparkes	Silver	Jul. 10, 2020		80%[8]	10% of spot	Life of mine
La Bolsa	Gold	Jan. 19, 2023	[9]	5%	Lesser of $450 and spot	Life of mine
La Colorada	Gold	Jan. 19, 2023	[9]	100%	Lesser of $650 and spot	Life of mine
El Mochito	Silver	Jan. 19, 2023	[9]	25%	25% of spot	Life of mine
Moss	Silver	Jan. 19, 2023	[9]	100%	20% of spot	Life of mine

Prepaid gold interests
Auramet	Gold	Jan. 19, 2023	[9]	1,250 ounces per quarter	16% of spot	Commercial conditions milestones	[10]
1.	65% of payable silver produced from Cerro Lindo until 19.5 million ounces have been delivered and 25% thereafter.
2.	25% of gold from Altan Tsagaan Ovoo (“ATO”) until 46,000 ounces of gold have been delivered and thereafter, 25% of gold subject to an annual cap of 7,125 ounces.
3.	50% of silver from ATO until 375,000 ounces of silver have been delivered and thereafter, 50% of silver subject to an annual cap of 59,315 ounces.
4.	Streamed gold is to be based on a fixed gold-to-copper ratio (being 162.5 ounces of gold for each million pounds of payable copper over the life of the asset) multiplied by a 97.5% gold stream percentage and streamed silver is to be based on a fixed silver-to-copper ratio (being 3,131 ounces of silver for each million pounds of payable copper over the life of the asset) multiplied by a 97.5% silver stream percentage.
5.	The stream percentage of refined copper produced from the Gunnison mine ranges from 3.5% to 16.5% depending on the Gunnison mine’s total production capacity, with the stream percentage starting at 16.5% and decreasing as the Gunnison project’s production capacity increases. Triple Flag has the option to increase its stream participation percentage by paying an additional deposit of an amount up to US$65 million.
6.	The streamed silver is to be based on a fixed silver-to-gold ratio of 1.84 over the life of the asset.
7.	70% of payable gold produced until 261,000 ounces have been delivered and 42% thereafter.
8.	54% of payable gold produced until 630,000 ounces have been delivered and 27% thereafter, 80% of payable silver produced until 9,000,000 ounces have been delivered and 40% thereafter.
9.	Acquired pursuant to the Maverix acquisition.
10.	On and after September 27, 2031 and the delivery of 50,000 ounces of gold.

Contingencies

i.	Kemess Project

On May 16, 2018, Triple Flag entered into a silver purchase and sale agreement in relation to silver production from the Kemess project. In exchange for an upfront deposit of $45 million and ongoing payments of 10% of the average five-day silver market price for each ounce of silver purchased, Triple Flag will receive 100% of the payable silver produced at the mine, subject to a fixed ratio floor of 5.5755 ounces of silver for each 1,000 pounds of copper produced from the Kemess underground area and fixed payable metal percentages for copper and silver. The upfront deposit is to be paid in four instalments: $10 million upon a construction decision, $10 million on the first anniversary of the initial payment, and two $12.5 million payments on the following two anniversaries.

Funding of the upfront deposit is subject to certain closing conditions, including the public announcement by Centerra Gold Inc. of a construction decision. To date, no construction decision has been announced.

ii.	Nevada Copper Stream Amendment and Acquisition of Royalties

On October 28, 2022, under the most recent stream amendment, the Company accelerated the payment of the remaining unfunded deposit in the amount of $3.8 million. Pursuant to the purchase of a 2% NSR royalty on the Tedeboy Area, a contingent payment of $5.0 million will be funded upon commencement of commercial production.